Expense Example, No Redemption (USD $)	12 Months Ended
Aug. 31, 2011
Vanguard Admiral Treasury Money Market Fund - Investor Shares | Vanguard Admiral Treasury Money Market Fund
Expense Example, No Redemption:
1 YEAR	$ 11
3 YEAR	35
5 YEAR	62
10 YEAR	141
Vanguard S&P 500 Value Index Fund - Institutional Shares | Vanguard S&P 500 Value Index Fund
Expense Example, No Redemption:
1 YEAR	8
3 YEAR	26
5 YEAR	45
10 YEAR	103
Vanguard S&P 500 Growth Index Fund - Institutional Shares | Vanguard S&P 500 Growth Index Fund
Expense Example, No Redemption:
1 YEAR	8
3 YEAR	26
5 YEAR	45
10 YEAR	103
Vanguard S&P Mid-Cap 400 Index Fund - Institutional Shares | Vanguard S&P Mid-Cap 400 Index Fund
Expense Example, No Redemption:
1 YEAR	10
3 YEAR	32
5 YEAR	56
10 YEAR	128
Vanguard S&P Mid-Cap 400 Growth Index Fund - Institutional Shares | Vanguard S&P Mid-Cap 400 Growth Index Fund
Expense Example, No Redemption:
1 YEAR	8
3 YEAR	26
5 YEAR	45
10 YEAR	103
Vanguard S&P Mid-Cap 400 Value Index Fund - Institutional Shares | Vanguard S&P Mid-Cap 400 Value Index Fund
Expense Example, No Redemption:
1 YEAR	12
3 YEAR	39
5 YEAR	68
10 YEAR	154
Vanguard S&P Small-Cap 600 Index Fund - Institutional Shares | Vanguard S&P Small-Cap 600 Index Fund
Expense Example, No Redemption:
1 YEAR	9
3 YEAR	29
5 YEAR	51
10 YEAR	115
Vanguard S&P Small-Cap 600 Value Index Fund - Institutional Shares | Vanguard S&P Small-Cap 600 Value Index Fund
Expense Example, No Redemption:
1 YEAR	10
3 YEAR	32
5 YEAR	56
10 YEAR	128
Vanguard S&P Small-Cap 600 Growth Index Fund - Institutional Shares | Vanguard S&P Small-Cap 600 Growth Index Fund
Expense Example, No Redemption:
1 YEAR	8
3 YEAR	26
5 YEAR	45
10 YEAR	103
Vanguard S&P 500 Value Index Fund - ETF Shares | Vanguard S&P 500 Value Index Fund
Expense Example, No Redemption:
1 YEAR	15
3 YEAR	48
5 YEAR	85
10 YEAR	192
Vanguard S&P 500 Growth Index Fund - ETF Shares | Vanguard S&P 500 Growth Index Fund
Expense Example, No Redemption:
1 YEAR	15
3 YEAR	48
5 YEAR	85
10 YEAR	192
Vanguard S&P Mid-Cap 400 Index Fund - ETF Shares | Vanguard S&P Mid-Cap 400 Index Fund
Expense Example, No Redemption:
1 YEAR	17
3 YEAR	55
5 YEAR	96
10 YEAR	217
Vanguard S&P Mid-Cap 400 Growth Index Fund - ETF Shares | Vanguard S&P Mid-Cap 400 Growth Index Fund
Expense Example, No Redemption:
1 YEAR	20
3 YEAR	64
5 YEAR	113
10 YEAR	255
Vanguard S&P Mid-Cap 400 Value Index Fund - ETF Shares | Vanguard S&P Mid-Cap 400 Value Index Fund
Expense Example, No Redemption:
1 YEAR	25
3 YEAR	77
5 YEAR	135
10 YEAR	306
Vanguard S&P Small-Cap 600 Index Fund - ETF Shares | Vanguard S&P Small-Cap 600 Index Fund
Expense Example, No Redemption:
1 YEAR	16
3 YEAR	52
5 YEAR	90
10 YEAR	205
Vanguard S&P Small-Cap 600 Value Index Fund - ETF Shares | Vanguard S&P Small-Cap 600 Value Index Fund
Expense Example, No Redemption:
1 YEAR	23
3 YEAR	71
5 YEAR	124
10 YEAR	280
Vanguard S&P Small-Cap 600 Growth Index Fund - ETF Shares | Vanguard S&P Small-Cap 600 Growth Index Fund
Expense Example, No Redemption:
1 YEAR	20
3 YEAR	64
5 YEAR	113
10 YEAR	$ 255